Net Interest Income and Average Balance Sheet and Interest Rates - Net interest income (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Calculated using the effective interest rate method
Cash and balances with central banks	$ 1,806	$ 637	$ 46
Cash and balances with central banks, percentage movement from prior period	184.00%
Collateral paid	$ 269	64	4
Investment securities	$ 918	620	506
Investment securities, percentage movement from prior period	48.00%
Investment securities, percentage movement from same period in prior year	81.00%
Loans	$ 16,276	11,549	9,547
Loans, percentage movement from prior period	41.00%
Loans, percentage movement from same period in prior year	70.00%
Other financial assets	$ 10	2
Assets held for sale			6
Assets held for sale, percentage movement from same period in prior year	(100.00%)
Total interest income calculated using the effective interest rate method	$ 19,279	12,872	10,109
Total interest income calculated using the effective interest rate method, percentage movement from prior period	50.00%
Total interest income calculated using the effective interest rate method, percentage movement from same period in prior year	91.00%
Other
Net ineffectiveness on qualifying hedges	$ 62	(50)	(27)
Trading securities and financial assets measured at FVIS	$ 498	224	123
Trading securities and financial assets measured at FVIS, percentage movement from prior period	122.00%
Total other	$ 560	174	96
Total interest income	$ 19,839	13,046	10,205
Interest income, percentage movement from prior period	52.00%
Interest income, percentage movement from same period of prior year	94.00%
Calculated using the effective interest rate method
Collateral received	$ (142)	(60)	(4)
Collateral received, percentage movement from prior period	137.00%
Deposits and other borrowings	$ (6,151)	(2,098)	(712)
Deposits and other borrowings, percentage movement from prior period	193.00%
Debt issues	$ (2,268)	(1,406)	(851)
Debt issues, percentage movement from prior period	61.00%
Debt issues, percentage movement from same period in prior year	167.00%
Loan capital	$ (620)	(586)	(440)
Loan capital, percentage movement from prior period	6.00%
Loan capital, percentage movement from same period in prior year	41.00%
Other financial liabilities	$ (234)	(117)	(45)
Other financial liabilities, percentage movement from prior period	100.00%
Total interest expense calculated using the effective interest rate method	$ (9,415)	(4,267)	(2,052)
Interest expense, percentage movement from prior period	121.00%
Other
Deposits and other borrowings	$ (801)	(350)	(49)
Deposits and other borrowings, percentage movement from prior period	129.00%
Trading liabilities	$ (188)	717	452
Debt issues	$ (116)	(62)	(31)
Debt issues, percentage movement from prior period	87.00%
Bank levy	$ (164)	(163)	(177)
Bank levy, percentage movement from prior period	1.00%
Bank levy, percentage movement from same period in prior year	(7.00%)
Other interest expense	$ (42)	(48)	(60)
Other interest expense, percentage movement from prior period	(13.00%)
Other interest expense, percentage movement from same period in prior year	(30.00%)
Total other	$ (1,311)	94	135
Total interest expense	$ (10,726)	(4,173)	(1,917)
Interest expense, percentage movement from prior period	157.00%
Net interest income	$ 9,113	8,873	8,288
Net interest income, percentage movement from prior period	3.00%
Net interest income, percentage movement from same period of prior year	10.00%
Addition to interest income related to compliance, regulation and remediation costs	$ 9		$ 9
Reduction in interest income related to compliance, regulation and remediation costs		$ 8